Shareholder Fees (USD $)	12 Months Ended
Aug. 31, 2013
Vanguard Explorer Value Fund | Vanguard Explorer Value Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	$ 20
Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	0.25%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	none
Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	0.25%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	20
Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - ETF Shares
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0
Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	none
Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	20
Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - ETF Shares
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0
Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	1.00%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	none
Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	1.00%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	20
Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - ETF Shares
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0
Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	none
Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	20
Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - ETF Shares
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0
Vanguard Mortgage-Backed Securities Index Fund | Vanguard Mortgage-Backed Securities Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	none
Vanguard Mortgage-Backed Securities Index Fund | Vanguard Mortgage-Backed Securities Index Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	20
Vanguard Mortgage-Backed Securities Index Fund | Vanguard Mortgage-Backed Securities Index Fund - ETF Shares
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0
Vanguard Russell 1000 Growth Index Fund | Vanguard Russell 1000 Growth Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	20
Vanguard Russell 1000 Growth Index Fund | Vanguard Russell 1000 Growth Index Fund - ETF Shares
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0
Vanguard Russell 1000 Index Fund | Vanguard Russell 1000 Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	20
Vanguard Russell 1000 Index Fund | Vanguard Russell 1000 Index Fund - ETF Shares
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0
Vanguard Russell 1000 Value Index Fund | Vanguard Russell 1000 Value Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	20
Vanguard Russell 1000 Value Index Fund | Vanguard Russell 1000 Value Index Fund - ETF Shares
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0
Vanguard Russell 2000 Growth Index Fund | Vanguard Russell 2000 Growth Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	20
Vanguard Russell 2000 Growth Index Fund | Vanguard Russell 2000 Growth Index Fund - ETF Shares
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0
Vanguard Russell 2000 Index Fund | Vanguard Russell 2000 Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	20
Vanguard Russell 2000 Index Fund | Vanguard Russell 2000 Index Fund - ETF Shares
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0
Vanguard Russell 2000 Value Index Fund | Vanguard Russell 2000 Value Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	20
Vanguard Russell 2000 Value Index Fund | Vanguard Russell 2000 Value Index Fund - ETF Shares
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0
Vanguard Russell 3000 Index Fund | Vanguard Russell 3000 Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	20
Vanguard Russell 3000 Index Fund | Vanguard Russell 3000 Index Fund - ETF Shares
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0
Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	none
Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	20
Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - ETF Shares
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0
Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	none
Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	$ 20
Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - ETF Shares
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0
Institutional | Vanguard Intermediate-Term Corporate Bond Index Fu
Shareholder Fees (fees paid directly from your investment]
Purchase Fee Parenthetical	(other than on reinvested dividends or capital gains)
Institutional | Vanguard Long-Term Corporate Bond Index Fund
Shareholder Fees (fees paid directly from your investment]
Purchase Fee Parenthetical	(other than on reinvested dividends or capital gains)
Participant | Vanguard Intermediate-Term Corporate Bond Index Fu
Shareholder Fees (fees paid directly from your investment]
Purchase Fee Parenthetical	(other than on reinvested dividends or capital gains)
Participant | Vanguard Long-Term Corporate Bond Index Fund
Shareholder Fees (fees paid directly from your investment]
Purchase Fee Parenthetical	(other than on reinvested dividends or capital gains)
Retail | Vanguard Intermediate-Term Corporate Bond Index Fu
Shareholder Fees (fees paid directly from your investment]
Purchase Fee Parenthetical	(other than on reinvested dividends or capital gains)
Retail | Vanguard Long-Term Corporate Bond Index Fund
Shareholder Fees (fees paid directly from your investment]
Purchase Fee Parenthetical	(other than on reinvested dividends or capital gains)